Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventory is comprised of the following items:

	June 30, 2019	December 31, 2018
Raw materials	$14,718	$2,132
Work-in-process	39,142	12,812
Finished goods	21,457	1,267

Total	$75,317	$16,211

Inventory is comprised of the following items:

	December 31,
	2018	2017
Raw materials	$2,132	$163
Work-in-process – dry cannabis	9,982	1,396
Work-in-process – cannabis extracts	2,830	30
Finished goods – dry cannabis	113	3,501
Finished goods – cannabis extracts	1,083	2,158
Finished goods – accessories	71	173

Total	$16,211	$7,421